RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Lease expiration date	Dec. 31, 2017
ReneSola Ltd. [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	201,355,631	32,587,949
Purchases from related party		44,512,919	35,250,000
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Term of lease	10 years
Lease expiration date	Dec. 31, 2017
Rental expenses from related parties	1,100,304	1,100,304	1,100,304
Shareholders Guarantee of Short Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	508,524,639	244,000,000
Amount of collateral securing debt	17,000,000
Shareholders Guarantee of Long Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees		80,000,000